Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of June 30,
	2025	2024
Raw materials	$360,097	$524,471
Finished goods	1,012,182	1,125,824
Work in progress	141,479	100,074
Total inventories	$1,513,758	$1,750,369